Fundrise Growth Tech Fund, LLC
PORTFOLIO COMPOSITION (UNAUDITED)
June 30, 2025

PORTFOLIO COMPOSITION
The following chart provides a visual breakdown of the Fund, by the industry sectors that the underlying securities represent, as a percentage of total investments.

Fundrise Growth Tech Fund, LLC
Schedule of Investments (UNAUDITED)
June 30, 2025

See accompanying notes to schedule of investments.
(Amounts in thousands)
Description Par/Shares Security Type
Value as of
June 30, 2025 % of Net Assets
Technology Private Equity
Artificial Intelligence
Quiet OA Access LP (Open AI)
(1)(2)(3)
N/A Portfolio Company $ 35,807 14.2%
8VC ANSE SPV, LP
(1)(2)(3)
N/A Portfolio Company 12,794 5.1%
Anthropic, PBC
(1)(2)(3)(4)
218 Portfolio Company 12,204 4.8%
HOF Capital AP Growth, LLC (Open AI)
(1)(2)(3)
N/A Portfolio Company 10,248 4.1%
Visual Layer, Inc.
(1)(2)(3)(5)
N/A Portfolio Company 5,000 2.0%
Theory Ventures, LP
(2)(3)(6)(7)
N/A Portfolio Fund 4,038 1.6%
AI-LLM, LLC
(1)(2)(3)(8)
N/A Portfolio Company 3,141 1.2%
Anyscale, Inc.
(1)(2)(3)
511 Portfolio Company 2,494 1.0%
ACA Projects, Inc. dba Risotto
(1)(2)(3)(5)
N/A Portfolio Company 300 0.1%
Luminos, Inc.
(1)(2)(3)
N/A Portfolio Company 198 0.1%
AgentHub, Inc. dba Gumloop
(1)(2)(3)(9)
5 Portfolio Company 22 0.0%
Total Artificial Intelligence (Cost $59,465 ) $ 86,246 34.2%
Data Infrastructure
Databricks, Inc.
(2)(3)(4)(6)
382 Portfolio Company $ 35,285 14.0%
dbt Labs, Inc.
(1)(2)(3)
441 Portfolio Company 15,000 5.9%
Databricks, Inc.
(1)(2)(3)
122 Portfolio Company 11,322 4.5%
Vanta, Inc.
(1)(2)(3)
555 Portfolio Company 6,453 2.5%
Immuta, Inc.
(1)(2)(3)
80 Portfolio Company 1,022 0.4%
DittoLive, Inc.
(1)(2)(3)
73 Portfolio Company 1,000 0.4%
Omni Analytics, Inc.
(1)(2)(3)
58 Portfolio Company 588 0.2%
Carry Technologies, Inc. dba Hightouch -
Common
(1)(2)(3)
12 Portfolio Company 583 0.2%
Carry Technologies, Inc. dba Hightouch -
Preferred
(1)(2)(3)(9)
2 Portfolio Company 100 0.0%
Total Data Infrastructure (Cost $56,782 ) $ 71,353 28.1%
Financial Technology
Ramp Business Corp. - Preferred
(1)(2)(3)
133 Portfolio Company $ 6,333 2.5%
Ramp Business Corp. - Common
(1)(2)(3)
26 Portfolio Company 1,254 0.5%
Stripe, Inc.
(1)(2)(3)
10 Portfolio Company 348 0.1%
Total Financial Technology (Cost $6,053 ) $ 7,935 3.1%
Vertical/Horizontal Software
Canva, Inc.
(1)(2)(3)
6 Portfolio Company $ 7,464 3.0%
Total Vertical/Horizontal Software (Cost $6,220 ) $ 7,464 3.0%
Property Technology
Inspectify, Inc.
(1)(2)(3)(10)
1,295 Portfolio Company $ 5,000 2.0%
Rhino Labs, Inc., Series P
(1)(2)(3)
10 Portfolio Company 1,023 0.4%
Rhino Labs, Inc., Series D
(1)(2)(3)
470 Portfolio Company 391 0.2%
Total Property Technology (Cost $6,391 ) $ 6,414 2.6%
Total Technology Private Equity (Cost $134,911) $ 179,412 71.0%
Technology Public Equity
Vertical/Horizontal Software
ServiceTitan, Inc.
(2)
119 Common Stock $ 12,775 5.1%
Total Technology Public Equity (Cost $7,748) $ 12,775 5.1%
Technology Fixed Income
SWCH Commercial Mortgage Trust 2025-DATA (E
Class), 3.34% + SOFR, 02/15/27
(11)(13)
$ 12,500 Commercial Mortgage-Backed Security $ 12,417 4 . 9%
VDCM Commercial Mortgage Trust 2025-AZ (D
Class), 6.43%, 07/13/30
(11)(12)
9,000 Commercial Mortgage-Backed Security 9,081 3.6%
BX Trust 2025-VLT6 (E Class), 3.19% + SOFR,
03/15/27
(11)(13)
5,000 Commercial Mortgage-Backed Security 5,000 2.0%
Total Technology Fixed Income (Cost $26,456) $ 26,498 10.5%

Fundrise Growth Tech Fund, LLC
Schedule of Investments (UNAUDITED)(Continued)
June 30, 2025

See accompanying notes to schedule of investments.
Description Par/Shares Security Type
Value as of
June 30, 2025 % of Net Assets
Short-Term Investment
JP Morgan U.S. Treasury Plus Money Market Fund,
Capital Shares, 4.29%
(14)
53,497 Money Market Fund $ 53,497 2 1 . 2%
Total Short-Term Investment (Cost $53,497) $ 5 3 , 497 2 1 . 2%
Total investments, at value (Cost $222,612) $ 27 2 , 182 107. 8%
Liabilities in excess of other assets ( 19 , 589 ) (7. 8 )%
Total Net Assets $ 252,593 100.0%
LLC Limited Liability Company
LP Limited Partnership
(1)
Investments classified as Level 3 within the three-tier fair value hierarchy. See Note 2, Summary of Significant Accounting Policies - Fair Value
Measurement for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(2)
Non-income producing investment.
(3)
Restricted security. The aggregate value of restricted securities at June 30, 2025 is approximately $179,412 (amount in thousands) and represents approximately 71.0 % of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(4)
Shares held through a special purpose vehicle of which the named investment is the sole investment. Shares listed indicate shares of underlying investment.
(5)
If there is an equity financing, this Simple Agreement for Future Equity (“SAFE”) will convert into preferred shares equal to the Fund’s cost of investment divided by conversion price, which is a function of the discount price.
(6)
Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 2, Summary of Significant Accounting
Policies - Fair Value Measurement for additional information.
(7)
Limited partnership with a 10-year term. Redemptions are not permitted. There are unfunded commitments of $ 704 (amount in thousands) as of
June 30, 2025.
(8)
AI-LLM, LLC holds an investment in a leading private North American-based artificial intelligence and large language model provider (leading defined as top 5 in capital raised as of the reporting date among North American-based companies primarily focused on building and serving foundation models).
(9)
Value is less than 0.05% of Total Net Assets.
(10)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies for additional information.
(11)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. The aggregate value of these securities at June 30, 2025 is approximately $26,498 (amount in thousands)
and represents approximately 10.5% of net assets.
(12)
This investment has a variable interest rate which adjusts periodically based on changes in current interest rates. Coupon rate shown at June 30,
2025.
(13)
This investment has a floating interest rate. Coupon rate, reference index and spread shown at June 30, 2025.
(14)
Rate disclosed is representative of the seven-day effective yield as of June 30, 2025.

Fundrise Growth Tech Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
June 30, 2025

1. Formation and Organization
Fundrise Growth Tech Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company. The Fund intends to elect and intends to qualify to be taxed as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended
(the “Code”), for its taxable year ending March 31, 2026. During prior taxable years, the Fund was taxed as a C corporation. The
Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s registration statement was declared effective on May
11, 2022. The Fund commenced investment operations on July 25, 2022.
The Fund’s investment objective is to provide total return primarily through long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in private and public technology companies, directly or indirectly, with a primary focus on the equity securities (e.g., common stock, preferred stock, and convertible debt) of certain privately held, mid-to-late-
stage, growth companies (“Portfolio Companies”), or other investments (including derivatives, exchange-traded funds and other pooled investment vehicles) that have economic characteristics similar to investments in technology companies. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of technology and technology-related companies (referred to herein as “technology companies”) and other investments (including derivatives) that have economic characteristics similar to investments in technology companies.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair
Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United Sates (“U.S. GAAP”) and required disclosures of fair value measurement. U.S. GAAP defines

Fundrise Growth Tech Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(continued)
June 30, 2025

the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
These securities are generally classified in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. These securities are generally classified in Level 1 of the fair value hierarchy.
The majority of the Fund’s investments have no readily available market quotations and, as such, are valued at fair value in good faith. There is no single standard for determining the fair value of a security. Rather, fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. For mid-to-late stage growth Portfolio
Companies, traditional valuation methods (e.g., discounted cash flow) are often a less reliable tool for valuing investments in accordance with ASC 820. As such, until the Portfolio Companies grow to a point where traditional valuation methods apply, the
Fund may deem it more appropriate to utilize other valuation methodologies. Late-stage private companies or “pre-IPO companies”
traditionally raise capital from investors in organized funding rounds. During such funding rounds, a pre-IPO company will seek a lead investor who will, to their best effort, define a valuation of the company. Therefore, the valuation of the Fund’s Portfolio
Companies may be adjusted when a new valuation is set by the lead investor in the next funding round. As such, the Fund may use the market approach to estimate the fair value of its Portfolio Companies by adjusting the valuation of its Portfolio Companies with each new funding round. However, while the valuation as of the latest funding round is a prominent factor in the Fund’s valuation process, it is not the only factor that the Fund considers when valuing its portfolio investments.
The Fund may establish certain thresholds or triggers that intend to capture fundamental changes in the value of the Portfolio
Company that would affect the anticipated return on the Fund’s investment. Examples of certain thresholds or triggers may include, an unexpected business or technology breakthrough, faster than anticipated revenue growth, a fundamental failure of the technology, the loss of a key customer, or the success of a competitor in the same industry. Additionally, the Adviser may consider several additional factors (if present), including but not limited to the implied valuation of the asset as reflected by stock purchase contracts reported in private markets, fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, or the liquidity of the market for the security. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the
Portfolio Companies to investors or prospective investors, to the extent that it is available.
The Fund invests in Portfolio Companies by purchasing securities directly from such Portfolio Companies, through simple agreements for future equity (“SAFEs”), or through special purpose vehicles (“SPV”). SAFEs represent a contractual right to future

Fundrise Growth Tech Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(continued)
June 30, 2025

equity of a company, in exchange for which the holder of the SAFE contributes capital to the company. SAFEs enable investors to convert their investment to equity upon the occurrence of triggering events set forth in the applicable SAFE.
For investments in companies that are not considered “pre-IPO companies”, valuation methods utilized may include, but are not limited to the following: sales comparison approach; discounted cash flow method; hypothetical sales method; and appraisals received from one or more pricing services. In addition, the Fund may utilize: an analysis of financial ratios and valuation metrics of the Portfolio Companies that issued private equity securities to peer companies that are public; an analysis of the Portfolio
Companies’ most recent financial statements and forecasts; an analysis of the markets in which the Portfolio Company does business;
and other relevant factors.
Portfolio Funds and certain Portfolio Companies are generally valued based on the latest NAV reported by the Portfolio Fund or Portfolio Company's portfolio manager (“Portfolio Manager”) as a practical expedient, where such valuation methodologies employed by the Portfolio Funds and certain Portfolio Companies reflects fair value pricing and the effects of using fair value pricing. New purchases of Portfolio Funds and certain Portfolio Companies may be valued at original transaction price initially until a NAV is provided by the Portfolio Manager. If the Valuation Committee concludes in good faith that the latest NAV reported by a Portfolio Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value), the Valuation Committee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund or Company.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the Fund’s assets measured at fair value on a recurring basis as of June 30, 2025 , and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
Level 1 Level 2 Level 3
Practical
Expedient
(1)
Total
Portfolio Companies $ – $ – $ 140,089 $ 35,285 $ 175,374
Common Stock 12,775 – – – 12,775
Portfolio Fund – – – 4,038 4,038
Commercial Mortgage-Backed Securities – 26,498 – – 26,498
Short-Term Investments 53,497 – – – 53,497
Total Investments $ 66 , 272 $ 26 , 498 $ 140 , 089 $ 39 , 323 $ 27 2 , 182
(1)
As a practical expedient, certain investments that are measured at fair value using the NAV per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Fundrise Growth Tech Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(continued)
June 30, 2025

The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of June 30, 2025 (amounts in thousands) . The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Restricted Investments
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. In addition, the Fund’s investments in Portfolio Companies will often be subject to lock-up provisions that prohibit the Fund from selling its equity investments into the public market for specified periods of time after IPOs of the Portfolio
Company, typically 180 days. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. The following are the restricted investments held by the Fund as of June 30, 2025 (amounts in thousands) :
Investment Fair Value Valuation Technique
(1)
Unobservable Input Range
Impact to
Valuation from an
Increase in Input
(2)
Portfolio Companies $ 114,584 Market Transaction Transaction Price N/A Increase
Portfolio Companies 25,505 Recent Transaction Transaction Price N/A Increase
Total Investments $ 140,089
(1)
Recent transaction represents investments held at the original transaction price, either from the Portfolio Company's funding round or a secondary seller, and other relevant market data. Market transaction represents investments valued using private transaction prices or non-public third-party pricing information which is unobservable.
(2)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
Balance as of
March 31, 2025 Purchases
Realized
Gain
(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation Sales
Transfers
to (from)
Level 3
Balance as of
June 30, 2025
Net Change
in Unrealized
Appreciation/
Depreciation
for the Period
Ended June 30,
2025 related
to Level 3
Investments
Held at
June 30, 2025
Portfolio Companies $ 119,573 $ 365 $ – $ 20,151 $ – $ – $ 140,089 $ 20,151
Description
Initial
Acquisition
Date Shares Cost
Value as of
June 30, 2025
% of Net
Assets
Quiet OA Access LP (Open AI) 09/27/24 N/A $ 25,765 $ 35,807 14.2%
Databricks, Inc. 07/14/23 382 25,019 35,285 14.0%
dbt Labs, Inc. 09/22/23 441 15,000 15,000 5.9%
8VC ANSE SPV, LP 10/27/23 N/A 6,021 12,794 5.1%
Anthropic, PBC 12/06/23 218 8,534 12,204 4.8%
Databricks, Inc. 11/20/23 122 8,874 11,322 4.5%
HOF Capital AP Growth, LLC (Open AI) 12/29/23 N/A 5,250 10,248 4.1%
Canva, Inc. 09/15/23 6 6,220 7,464 3.0%
Vanta, Inc. 09/07/22 555 5,000 6,453 2.5%
Ramp Business Corp. - Preferred 01/31/25 133 5,005 6,333 2.5%
Visual Layer, Inc. 06/04/24 N/A 5,000 5,000 2.0%
Inspectify, Inc. 06/30/23 1,295 4,000 5,000 2.0%

Fundrise Growth Tech Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(continued)
June 30, 2025

Affiliated Investments
The Fund invests in one or more affiliated entities. The affiliated investment vehicles have not been registered under the Securities
Act of 1933, as amended, and thus are subject to restrictions on resale.
During the period ended June 30, 2025, investments in affiliates were as follows (amounts in thousands) :
Description
Initial
Acquisition
Date Shares Cost
Value as of
June 30, 2025
% of Net
Assets
Theory Ventures, LP 04/28/23 N/A $ 4,296 $ 4,038 1.6%
AI-LLM, LLC 08/31/23 N/A 1,597 3,141 1.2%
Anyscale, Inc. 10/18/23 511 2,494 2,494 1.0%
Ramp Business Corp. - Common 05/20/24 26 693 1,254 0.5%
Rhino Labs, Inc., Series P 02/05/25 10 2,000 1,023 0.4%
Immuta, Inc. 03/28/23 80 1,022 1,022 0.4%
DittoLive, Inc. 01/17/25 73 1,000 1,000 0.4%
Omni Analytics, Inc. 08/27/24 58 500 588 0.2%
Carry Technologies, Inc. dba Hightouch - Common 06/06/24 12 267 583 0.2%
Rhino Labs, Inc., Series D 02/03/25 470 391 391 0.2%
Stripe, Inc. 06/28/24 10 355 348 0.1%
ACA Projects, Inc. dba Risotto 02/20/25 N/A 300 300 0.1%
Luminos, Inc. 11/09/23 N/A 198 198 0.1%
Carry Technologies, Inc. dba Hightouch - Preferred
(1)
05/09/25 2 100 100 0.0%
AgentHub, Inc. dba Gumloop
(1)
08/16/24 5 10 22 0.0%
Total $ 1 34 , 911 $ 1 79 , 412 7 1 . 0%
(1)
Value is less than 0.05% of Total Net Assets.
Non-Controlled Affiliated Investment
Balance as of
March 31, 2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
June 30, 2025
Total
Dividend
Income
Technology Private Equity
Inspectify, Inc. $ 5,000 $ – $ – $ – $ – $ 5,000 $ –
Total
$ 5,000 $ – $ – $ – $ – $ 5,000 $ –